VIRTUS SGA International Growth Series
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025
($ reported in thousands)

	Shares	Value
Preferred Stock—2.1%
Health Care—2.1%
Sartorius AG, 0.320% (Germany)	9,140	$2,124
Total Preferred Stock (Identified Cost $2,502)		2,124

Common Stocks—97.0%
Communication Services—4.5%
Universal Music Group N.V. (Netherlands)	158,120	4,560
Consumer Discretionary—13.2%
Alibaba Group Holding Ltd. Sponsored ADR (China-Hong Kong)	29,244	5,227
Fast Retailing Co., Ltd. (Japan)	11,240	3,423
MercadoLibre, Inc. (Argentina)(1)	1,060	2,477
Yum China Holdings, Inc. (China)	49,403	2,165
		13,292

Consumer Staples—12.6%
Fomento Economico Mexicano SAB de C.V. Sponsored ADR (Mexico)	25,062	2,472
Heineken N.V. (Netherlands)	25,685	2,003
L’Oreal S.A. (France)	7,312	3,163
Unilever plc Sponsored ADR (United Kingdom)	50,819	3,013
Wal-Mart de Mexico SAB de C.V. (Mexico)	644,899	1,992
		12,643

Financials—14.5%
Adyen N.V. (Netherlands)(1)	2,179	3,492
AIA Group Ltd. (China-Hong Kong)	322,003	3,089
Aon plc Class A (United Kingdom)	11,947	4,260
HDFC Bank Ltd. ADR (India)	110,752	3,783
		14,624

Health Care—13.8%
Alcon AG (Switzerland)	48,640	3,624
Galderma Group AG (Switzerland)	11,111	1,930
Haleon plc (United Kingdom)	658,102	2,942
STERIS plc (United States)	21,855	5,408
		13,904

Industrials—11.6%
Canadian Pacific Kansas City Ltd. (Canada)	51,282	3,820
Experian plc (Ireland)	58,769	2,942
Recruit Holdings Co., Ltd. (Japan)	34,312	1,848
Waste Connections, Inc. (Canada)	17,267	3,035
		11,645

Information Technology—24.5%
ARM Holdings plc ADR (United Kingdom)(1)	14,265	2,018
Atlassian Corp. Class A (United States)(1)	14,538	2,322
Dassault Systemes SE (France)	87,554	2,930
Infosys Ltd. Sponsored ADR (India)(2)	169,590	2,759
Sage Group plc (The) (United Kingdom)	241,769	3,577
SAP SE Sponsored ADR (Germany)	15,122	4,041
	Shares	Value

Information Technology—continued
Shopify, Inc. Class A (Canada)(1)	16,836	$2,502
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR (Taiwan)	16,112	4,500
		24,649

Materials—2.3%
Linde plc (United States)	4,944	2,349
Total Common Stocks (Identified Cost $73,468)		97,666

Total Long-Term Investments—99.1% (Identified Cost $75,970)		99,790

Securities Lending Collateral—2.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.041%)(3)(4)	2,767,196	2,767
Total Securities Lending Collateral (Identified Cost $2,767)		2,767

TOTAL INVESTMENTS—101.8% (Identified Cost $78,737)		$102,557
Other assets and liabilities, net—(1.8)%		(1,853)
NET ASSETS—100.0%		$100,704

Abbreviations:
ADR	American Depositary Receipt
plc	Public Limited Company

Footnote Legend:
(1)	Non-income producing.
(2)	All or a portion of security is on loan.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United Kingdom	16%
United States	13
Netherlands	10
Canada	9
China-Hong Kong	8
India	6
Germany	6
Other	32
Total	100%
† % of total investments as of September 30, 2025.
See Notes to Schedule of Investments

VIRTUS SGA International Growth Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
The following table summarizes the value of the Series’ investments as of September 30, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Preferred Stock	$2,124	$2,124
Common Stocks	97,666	97,666
Securities Lending Collateral	2,767	2,767
Total Investments	$102,557	$102,557
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2025.
There were no transfers into or out of Level 3 related to securities held at September 30, 2025.
See Notes to Schedule of Investments

VIRTUS SGA International Growth Series
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025
Note 1. Security Valuation
The Series’ Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Series’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Series’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Series calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Series fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Series’ net assets by each major security type is disclosed at the end of the Schedule of Investments for the
Series. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Series’ most recent semi or annual financial statements.